Offerings - Offering: 1	Jul. 30, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 54,674,174.05
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,370.62
Offering Note	50% Shares outstanding as of July 25, 2025, multiplied by 98% of the NAV from July 25, 2025. Then it was multiplied that by the fee rate above.